PIMCO Funds

Supplement dated May 24, 2011 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus; and

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,

each dated July 31, 2010, as supplemented and revised from time to time

Disclosure Related to the PIMCO Developing Local Markets Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND INVESTMENT POLICY

The Board of Trustees of PIMCO Funds has approved a proposal to change both the name of the Fund and a related non-fundamental investment policy of the Fund. The Fund previously adopted a policy to provide Fund shareholders with at least 60 days’ notice prior to a change in the Fund’s name and related non-fundamental investment policy. Accordingly, the Fund’s name and non-fundamental investment policy changes will not become effective until at least 60 days after the date of this Supplement and are currently expected to become effective on or about August 16, 2011. The Fund’s investment objective, fees and expenses, investment adviser and portfolio manager remain the same.

Therefore, effective August 16, 2011, all references to the Fund’s name in the Prospectuses shall be deleted and replaced with:

PIMCO Emerging Markets Currency Fund

In addition, effective August 16, 2011, the first two paragraphs of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectuses are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC (“PIMCO”) has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

In addition, effective immediately, the third paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed two years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated May 24, 2011 to the

Statement of Additional Information dated July 31, 2010,

as supplemented and revised from time to time

Disclosure Related to the PIMCO Developing Local Markets Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND INVESTMENT POLICY

The Board of Trustees of PIMCO Funds has approved a proposal to change both the name of the Fund and a related non-fundamental investment policy of the Fund. The Fund previously adopted a policy to provide Fund shareholders with at least 60 days’ notice prior to a change in the Fund’s name and related non-fundamental investment policy. Accordingly, the Fund’s name and non-fundamental investment policy changes will not become effective until at least 60 days after the date of this Supplement and are currently expected to become effective on or about August 16, 2011. The Fund’s investment objective, fees and expenses, investment adviser and portfolio manager remain the same.

Therefore, effective August 16, 2011, all references to the Fund’s name in the Prospectuses shall be deleted and replaced with:

PIMCO Emerging Markets Currency Fund

In addition, effective August 16, 2011, investment restriction number (G)(11) of the “Investment Restrictions—Non-Fundamental Investment Restrictions” section on page 53 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

(11)	The PIMCO Emerging Markets Currency Fund will invest under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated May 24, 2011 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus;

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus;

Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus; and

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus,

each dated July 31, 2010, as supplemented and revised from time to time

Disclosure relating to the PIMCO MuniGO Fund,

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and

PIMCO Fundamental IndexPLUS™ Fund

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for each of the PIMCO MuniGO Fund, PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and PIMCO Fundamental IndexPLUS™ Fund (each a “Fund” and collectively the “Funds”) pursuant to which each Fund will be liquidated (each a “Liquidation” and collectively the “Liquidations”) on or about July 29, 2011 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective June 13, 2011, the Funds will no longer sell shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into the Funds from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after each Fund has paid or provided for all of its charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders of record at the time of the Liquidations. Additionally, each Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final Liquidation distribution. Pacific Investment Management Company LLC (“PIMCO”), investment adviser to the Funds, intends to distribute substantially all of each Fund’s net investment income prior to the Liquidations. PIMCO will bear all expenses in connection with the Liquidations.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Institutional Class, Class P, Administrative Class and Class D Prospectuses and under “How to Buy and Sell Shares – Selling Shares” in the Class A, Class B, Class C and Class R Prospectuses. Shareholders may also exchange their Fund shares for shares of the same class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchange Privilege” in the Institutional Class, Class P, Administrative Class and Class D Prospectuses and under “How to Buy and Sell Shares – Exchanging Shares” in the Class A, Class B, Class C and Class R Prospectuses.

U.S. Federal Income Tax Matters. Although the Liquidations are not expected to be a taxable event for the Funds, for taxable shareholders, the automatic redemption of shares of the Funds on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectuses. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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